Scout Funds
Scout Stock Fund
Scout Mid Cap Fund
Scout Small Cap Fund
Scout International Fund
Scout International Discovery Fund
Scout Global Equity Fund
Scout Core Bond Fund
Scout Core Plus Bond Fund
Scout Unconstrained Bond Fund

Supplement dated March 27, 2012 to the Prospectus dated October 31, 2011

Effective immediately, William B. Greiner no longer serves as the lead portfolio manager for the Scout Global Equity Fund (the “Global Equity Fund”).  The remaining portfolio managers of the Global Equity Fund, Gary Anderson and James A. Reed II, have assumed Mr. Greiner's portfolio management responsibilities for the Global Equity Fund and will serve as co-lead portfolio managers of the Global Equity Fund.  In addition, effective immediately, Mr. Greiner has resigned as Chief Investment Officer of Scout Investments, Inc., investment advisor to the series of Scout Funds.  Therefore, all references to Mr. Greiner in the Prospectus are hereby deleted.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Funds
Scout Stock Fund
Scout Mid Cap Fund
Scout Small Cap Fund
Scout International Fund
Scout International Discovery Fund
Scout Global Equity Fund
Scout Core Bond Fund
Scout Core Plus Bond Fund
Scout Unconstrained Bond Fund

Supplement dated March 27, 2012 to the Statement of Additional Information (“SAI”) dated October 31, 2011

Effective immediately, William B. Greiner no longer serves as the lead portfolio manager for the Scout Global Equity Fund (the “Global Equity Fund”).  The remaining portfolio managers of the Global Equity Fund, Gary Anderson and James A. Reed II, have assumed Mr. Greiner's portfolio management responsibilities for the Global Equity Fund and will serve as co-lead portfolio managers of the Global Equity Fund.  In addition, effective immediately, Mr. Greiner has resigned from the Board of Trustees of Scout Funds.  Therefore, all references to Mr. Greiner in the SAI are hereby deleted.

You should keep this Supplement for future reference.  Additional copies of the SAI may be obtained free of charge by calling (800) 996-2862.